Derivative Liabilities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities

Note 7 – Derivative Liabilities

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock, which gives rise to a derivative liability which is a non-cash liability. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Pursuant to ASC Sub Topic 815-15 Embedded Derivatives (“ASC 815-15”), the fair values of the variable conversion options and warrants and shares to be issued were recorded as derivative liabilities on the issuance date and revalued at each reporting period.

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of December 31, 2020	$–	$–	$–
Change due to issuances	4,114,227	4,663,730	8,777,957
Change in fair value	(2,861,830)	(1,691,542)	(4,553,372)
Balance as of December 31, 2021	1,252,397	2,972,188	4,224,585
Change due to issuances	3,401,528	1,964,761	5,366,289
Change due to redemptions	(2,850,311)	(7,246,201)	(10,096,512)
Change in fair value	840,180	2,383,091	3,223,271
Balance as of December 31, 2022	$2,643,794	$73,839	$2,717,633

The Company used a Monte Carlo model to estimate the fair value of its derivatives. A summary of quantitative information with respect to valuation methodology and significant unobservable inputs used for the fair value of derivative liabilities during the years ended December 31, 2022 and 2021 is as follows:

December 31,
	2022	2021
Stock price	$0.09 - $10.85	$1.77 - $3.99
Contractual term (in years)	0.00 - 5.00	0.58 - 3.00
Volatility (annual)	47.4% - 236%	48.8% - 61.3%
Risk-free rate	0.19% - 4.38%	0.19% - 0.47%